Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Weighted Average Period before Next Renewal or Extension	8 years 6 months
Amortization of Intangible Assets			$ 385
Selling, General and Administrative Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 462	$ 462
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years